EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated March 18, 2020, and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-20-035255) to the definitive versions of the Registrant’s Prospectuses regarding the Class F and Class Y Shares of the International Equity, International Fixed Income, Emerging Markets Equity and Emerging Markets Debt Funds and the Class I Shares of the International Equity Fund, dated January 31, 2020, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on January 28, 2020 (SEC Accession No. 0001104659-20-007729).